OFFICE LEASE - RIGHT OF USE ASSET AND LEASE LIABILITY (Details 1)	12 Months Ended
Mar. 31, 2022 CAD ($)
OFFICE LEASE - RIGHT OF USE ASSET AND LEASE LIABILITY
Beginning period of lease liability	$ 0
Addition	100,877
Lease payment- base rent portion	(21,288)
Lease liability - accretion expense	10,438
Ending period of lease liability	90,027
Current portion	17,125
Long term portion	$ 72,903